Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 632,141,254	$ 43,081,425	$ 476,369,631	$ 1,460,187	$ 2,311,305	$ 18,857,523	$ 1,174,221,325